Lease liabilities (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Lease liabilities.
Beginning balance	€ 145,769
Additions due to new leases and store renewals	22,204
Interest expense	3,647	€ 3,300
Repayment of lease liabilities (including interest expense)	(19,874)
Contract modifications	2,675
Disposals	(10)
Net foreign exchange differences	1,488
Ending balance	155,899
Non-current	120,250		€ 112,898
Current	€ 35,649		€ 32,871